Taxation (Details) - Schedule of tax loss carry forwards - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	SFr 103,114,677	SFr 109,855,150
Within 1 year [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	27,956,899	28,909,896
Between 1 and 3 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	31,668,498	50,673,943
Between 3 and 7 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	41,797,708	29,007,049
More than 7 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	SFr 1,691,572	SFr 1,264,262